STOCK-BASED COMPENSATION PLANS (Rollforward of Stock Options) (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance, Options	19,454,934	21,509,035	20,998,207
Beginning Balance, Outstanding Weighted-Average Exercise Price	$ 58.56	$ 51.78	$ 47.22
Options, Granted	1,912,030	2,300,980	4,001,100
Outstanding Weighted-Average Exercise Price, Granted	$ 90.70	$ 74.76	$ 58.95
Options, Exercised	(5,306,225)	(3,967,203)	(2,825,500)
Outstanding Weighted-Average Exercise Price, Exercised	$ 48.33	$ 29.51	$ 22.96
Options, Forfeited	(196,852)	(387,878)	(664,772)
Outstanding Weighted-Average Exercise Price, Forfeited	$ 79.95	$ 76.12	$ 73.08
Ending Balance, Options	15,863,887	19,454,934	21,509,035
Ending Balance, Outstanding Weighted-Average Exercise Price	$ 65.59	$ 58.56	$ 51.78